UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2006

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 97.9%
Education - 19.6%
$2,755,000	Aaa(a)	Albany, NY, IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,961,790
		Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,075,470
3,615,000	AAA	5.250% due 8/1/31	3,893,970
		Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	AA-	5.000% due 7/1/23	2,382,795
2,000,000	AA-	5.000% due 7/1/33	2,091,240
		New York State Dormitory Authority Revenue:
1,000,000	AA-	4201 School Program, 5.000% due 7/1/18	1,034,720
		City University Systems:
14,000,000	AAA	2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16	14,541,380
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	17,610,124
5,825,000	AAA	Series A, FGIC-TCRS-Insured, 5.625% due 7/1/16 (c)	6,675,450
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	7,654,640
1,785,000	A1(a)	Series C, 7.500% due 7/1/10	1,902,560
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,112,460
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,165,150
		Refunding:
7,960,000	AA+	Cornell University, Series A, 5.000% due 7/1/35	8,479,947
1,610,000	Aaa(a)	Siena College, MBIA-Insured, 5.000% due 7/1/19	1,748,041
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28	10,558,053
765,000	AA-	Series B, 7.500% due 5/15/11	841,018
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,185,673
		State University Educational Facility:
12,110,000	AAA	Series A, FSA-Insured, 5.875% due 5/15/17 (c)	14,211,448
5,000,000	AAA	Series B, FGIC-Insured, 5.250% due 5/15/19	5,651,650
3,000,000	Aaa(a)	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,155,640
2,300,000	AAA	University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/27	2,356,350
690,000	AAA	Unrefunded Balance, University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/16	710,141
2,500,000	AAA	Willow Towers Inc., MBIA-Insured, 5.400% due 2/1/34	2,685,525
		Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,430,000	A	Series A, 5.125% due 8/1/29	5,613,426
5,820,000	A	Series B, 5.125% due 8/1/27	6,019,510
		Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	Aaa(a)	5.000% due 6/15/25	1,503,098
700,000	Aaa(a)	5.000% due 6/15/26	738,850

		Total Education	134,560,119

Escrowed to Maturity (d) - 0.8%
580,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	624,272
4,980,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract Series C, AMBAC-Insured, Call 6/15/08 @ 101, 5.000% due 6/15/16	5,042,698

		Total Escrowed to Maturity	5,666,970

Finance - 0.9%
5,000,000	AAA	New York State LGAC, Series B, MBIA-Insured, 4.875% due 4/1/20	5,121,850

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Finance - 0.9% (continued)
$1,260,000	BBB-	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	$1,328,821

		Total Finance	6,450,671

General Obligation - 3.2%
15,000,000	AA-	New York, NY, GO, Series A, 5.000% due 8/1/26	15,937,650
4,505,000	Aaa(a)	North Hempstead, NY, GO, Series A, FGIC-Insured, 5.000% due 9/1/22	4,708,941
1,000,000	AAA	Yonkers, NY, GO, Series C, State Aid Withholding, FGIC-Insured, 5.000% due 6/1/19	1,042,110

		Total General Obligation	21,688,701

Government Facilities - 1.0%
		New York State Urban Development Corp. Revenue:
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,140,433
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,449,610

		Total Government Facilities	6,590,043

Hospitals - 3.9%
1,620,000	AAA	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA, 5.200% due 10/20/24	1,724,652
		New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,116,190
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,158,740
3,750,000	AAA	5.125% due 2/15/23	3,955,612
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	5,287,000
		Mental Health Services Facilities, Series B:
40,000	AA-	5.000% due 2/15/18	41,235
		Unrefunded Balance:
4,180,000	AA-	5.625% due 2/15/21	4,272,127
190,000	AAA	5.250% due 8/15/30	199,935
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,608,330
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,100,200
		New York State Medical Care Facilities, Series B:
880,000	AA	Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	881,065
2,560,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	2,567,322

		Total Hospitals	26,912,408

Housing: Multi-Family - 5.6%
		New York City, NY, HDC:
1,161,553	NR	Cadman Project, FHA, 6.500% due 11/15/18	1,221,059
935,505	NR	Kelly Project, 6.500% due 2/15/18	989,315
8,275,000	AAA	MFH Rental Revenue, Seaview Towers, Series A, 4.600% due 7/15/26	8,294,694
5,000,000	AA	MFH Revenue, Series A, 5.100% due 11/1/24	5,251,950
		MFH Revenue, Series H-1:
6,250,000	AA	4.600% due 11/1/26	6,254,500
5,000,000	AA	4.700% due 11/1/40	4,942,050
		New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA:
1,000,000	AAA	6.375% due 8/1/20 (c)	1,101,430
1,470,000	AAA	6.500% due 8/1/25	1,624,703
		New York State Housing Finance Agency Revenue, Secured Mortgage Program:
		Series A, SONYMA-Insured:
500,000	Aa1(a)	7.000% due 8/15/12 (e)	500,855
500,000	Aa1(a)	7.050% due 8/15/24 (e)	502,655

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 5.6% (continued)
$6,870,000	Aa1(a)	Series B, SONYMA-Insured, 6.250% due 8/15/29 (e)	$7,018,186
135,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	135,162
495,000	A2(a)	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	498,411

		Total Housing: Multi-Family	38,334,970

Housing: Single-Family - 1.8%
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
1,425,000	Aa1(a)	Series 65, 5.850% due 10/1/28 (e)	1,461,765
4,700,000	Aa1(a)	Series 67, 5.800% due 10/1/28 (e)	4,797,854
6,000,000	Aa1(a)	Series 71, 5.350% due 10/1/18 (e)	6,130,680

		Total Housing: Single-Family	12,390,299

Industrial Development - 2.1%
2,250,000	BBB	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (e)	2,302,492
365,000	NR	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	374,848
		Onondaga County, NY, IDA:
750,000	AA	Civic Facilities Revenue, Syracuse Home Association Project, 5.200% due 12/1/18	784,508
8,000,000	A+	Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (e)	9,322,560
1,410,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,427,639

		Total Industrial Development	14,212,047

Life Care Systems - 2.5%
		New York State Dormitory Authority Revenue Bonds, FHA-Insured:
3,685,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	3,764,338
1,500,000	AAA	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,534,245
3,155,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,221,697
		New York State Dormitory Authority Revenues, Non State Supported Debt, Cabrini Westchester, GNMA-Collateralized:
2,400,000	AA	5.100% due 2/15/26	2,605,896
4,525,000	AA	5.200% due 2/15/41	4,915,553
1,250,000	AAA	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,251,337

		Total Life Care Systems	17,293,066

Pollution Control - 0.7%
		New York State Environmental Facilities Corp.:
1,060,000	AAA	Clean Water & Drinking Revolving Funds, Series C, 5.000% due 6/15/16	1,090,337
		State Water Revolving Fund, Series A:
120,000	AAA	7.500% due 6/15/12	126,546
805,000	AAA	GIC-Societe Generale, 7.250% due 6/15/10	807,335
1,000,000	AAA	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,102,270
1,710,000	CCC+	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,737,394

		Total Pollution Control	4,863,882

Pre-Refunded (f) - 40.9%
18,660,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, Call 6/1/08 @ 101, 5.250% due 12/1/26 (b)	19,263,838
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A, FSA-Insured, Call 10/1/14 @ 100:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (f) - 40.9% (continued)
$2,290,000	AAA	5.125% due 4/1/19	$2,506,176
4,500,000	AAA	5.250% due 4/1/23	4,962,375
		Transit Facilities Revenue:
5,000,000	AAA	Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19	5,282,300
10,000,000	AAA	Series A, MBIA-Insured, Call 7/1/07 @ 101.50, 5.625% due 7/1/25	10,247,600
11,000,000	AAA	Metropolitan Transportation Authority of New York, Dedicated Tax Fund, Series A, FGIC-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23	11,787,490
5,000,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19	5,321,450
		New York City, NY:
2,595,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30	2,786,641
		Municipal Water Finance Authority, Water & Sewer System Revenue:
16,000,000	AAA	Call 6/15/10 @ 101, 5.500% due 6/15/33 (b)	17,134,560
1,000,000	AAA	FSA-Insured, Call 6/15/07 @ 101, 5.250% due 6/15/29	1,017,510
1,565,000	AA+	Series B, Call 6/15/10 @ 101, 6.000% due 6/15/33	1,701,139
10,000,000	AAA	TFA Revenue, Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29	10,688,400
20,000,000	AAA	Transit Authority, Metropolitan Transportation Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (b)	21,125,200
1,655,000	AAA	Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, Call 7/01/09 @ 101, 5.250% due 7/1/17	1,717,393
		New York State Dormitory Authority Revenue:
		City University Systems:
6,000,000	AA-	4th Generation, Series A, Call 7/1/11 @ 1005.250% due 7/1/31	6,399,480
4,500,000	AAA	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28	4,638,645
2,000,000	AAA	Columbia University, Call 7/1/08 @ 101, 5.000% due 7/1/18	2,061,620
		Court Facilities, City of New York Issue:
3,000,000	AAA	AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30	3,232,050
5,000,000	A+	Call 5/15/10 @101, 6.000% due 5/15/39	5,417,750
		Mental Health Services Facilities:
		Series B:
2,820,000	AA-	Call 2/15/07 @ 102, 5.625% due 2/15/21	2,882,576
2,460,000	AA-	Call 2/15/08 @ 102, 5.000% due 2/15/18	2,546,666
2,410,000	AAA	Series D, FSA-Insured, Call 8/15/10 @ 1005.250% due 8/15/30	2,546,045
		State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	AAA	5.500% due 7/1/26	1,079,010
1,000,000	AAA	5.500% due 7/1/27	1,079,010
12,000,000	AAA	5.100% due 7/1/31	12,750,600
		State University Educational Facility:
12,750,000	AAA	Series A, FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27	13,724,865
7,030,000	AAA	Series A, MBIA-Insured, call 5/15/10 @ 100, 5.000% due 5/15/16	7,345,717
5,000,000	AAA	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30	5,347,500
3,225,000	AAA	University of Rochester, Series A, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/16	3,324,362
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
295,000	AAA	5.250% due 4/15/17	308,071
400,000	AAA	5.250% due 4/15/18	417,724
		New York State Thruway Authority, Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A, Call 4/1/11 @ 101:
3,410,000	AAA	5.000% due 4/1/19	3,628,138
2,000,000	AAA	5.000% due 4/1/20	2,127,940
2,500,000	AAA	5.000% due 4/1/21	2,659,925
15,000,000	AAA	Series B, Call 4/1/09 @ 101, 5.000% due 4/1/19	15,599,250
4,000,000	AAA	Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18	4,269,760

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (f) - 40.9% (continued)
		New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract:
$6,600,000	AAA	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29	$6,968,478
18,400,000	AAA	Series D, FSA-Insured, Call 1/1/11@ 100, 5.250% due 1/1/30 (b)	19,533,440
495,000	A1(a)	New York State Urban Development Corp., Correctional and Youth Facilities, Series A, Call 1/1/11 @ 100, 5.500% due 1/1/17	529,106
3,740,000	BBB-	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29	4,059,583
		Schenectady, NY, IDA, Civic Facilities Revenue:
		Union College Project, Series A, AMBAC-Insured, Call 12/01/09 @ 102:
2,000,000	Aaa(a)	5.375% due 12/1/19	2,135,480
1,725,000	Aaa(a)	5.000% due 7/1/22	1,823,773
3,000,000	Aaa(a)	5.450% due 12/1/29	3,209,370
2,390,000	Aaa(a)	Union College Project, Series A, AMBAC-Insured, Call 7/01/11 @ 102, 5.625% due 7/1/31	2,631,892
		Triborough Bridge & Tunnel Authority:
10,125,000	AAA	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30	11,730,420
3,500,000	AA-	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28	4,054,155
4,200,000	AAA	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19	4,733,946

		Total Pre-Refunded	280,338,419

Public Facilities - 2.9%
		New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	AAA	Series A, 5.000% due 4/1/23	3,254,070
9,000,000	AAA	Series D, 5.125% due 7/1/31	9,540,270
6,505,000	AA-	New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance, Series A, 5.500% due 1/1/17	6,910,977
265,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	273,313

		Total Public Facilities	19,978,630

Tobacco - 0.3%
2,000,000	AA-	Tobacco Settlement Financing Corp., Series C-1, 5.500% due 6/1/21	2,173,920

Transportation - 4.6%
750,000	BBB+	Albany, NY, Parking Authority, Series A, 5.625% due 7/15/25	806,302
5,000,000	AA-	New York State Thruway Authority, General Revenue, Series E, 5.000% due 1/1/25	5,108,450
		Port Authority of New York & New Jersey:
7,250,000	AA-	109th Series, 5.375% due 1/15/32	7,332,215
12,000,000	NR	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (e)	12,172,920
		Triborough Bridge & Tunnel Authority:
735,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	771,368
5,200,000	AAA	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	5,622,188

		Total Transportation	31,813,443

Utilities - 0.7%
		New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project RIBS, Series B, 9.767% due 1/31/07 (e)(g)(h)	3,149,520
1,500,000	Baa2(a)	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (e)	1,502,130

		Total Utilities	4,651,650

Water and Sewer - 6.4%
10,000,000	AA	New York City, NY, MFA, Water & Sewer System Revenue:, Second General Resolution, Series AA, 5.000% due 6/15/37	10,618,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water and Sewer - 6.4% (continued)
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
$2,750,000	AAA	FSA-Insured, 5.000% due 6/15/29	$2,848,835
5,205,000	AAA	Series B, FGIC-Insured, 5.125% due 6/15/30	5,286,250
2,375,000	AAA	Series D, MBIA-Insured, 5.000% due 6/15/15	2,443,994
990,000	AA+	Series B, Unrefunded Balance, 6.000% due 6/15/33	1,068,754
5,000,000	AA+	Series D, 5.250% due 6/15/25	5,325,700
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32	8,973,705
		Series B:
965,000	AAA	5.250% due 4/15/17	1,005,935
2,490,000	AAA	5.250% due 10/15/17	2,595,626
1,340,000	AAA	5.250% due 4/15/18	1,398,652
1,880,000	AAA	5.250% due 10/15/18	1,962,288

		Total Water and Sewer	43,528,039

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $624,765,183)	671,447,277

SHORT-TERM INVESTMENTS(i) - 0.6%
General Obligation - 0.0%
100,000	A-1	New York City, NY, GO, Series H, Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank, 3.900%, 1/2/07	100,000

Water and Sewer - 0.5%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
900,000	A-1+	Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC, 3.960%, 1/2/07	900,000
2,100,000	A-1+	Second Generation Resolution, Series CC-2, SPA-Bank of Nova Scotia, 3.970%, 1/2/07	2,100,000
500,000	A-1+	Series A, FGIC-Insured, SPA-FGIC, 3.900%, 1/2/07	500,000

		Total Water and Sewer	3,500,000

Utility - 0.1%
700,000	A-1+	Long Island, NY, Power Authority, Electric System Revenue, Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische Landesbank, 3.920%, 1/2/07	700,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,300,000)	4,300,000

		TOTAL INVESTMENTS - 98.5% (Cost - $629,065,183#)	675,747,277
		Other Assets in Excess of Liabilities - 1.5%	10,404,904

		TOTAL NET ASSETS - 100.0%	$686,152,181

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(h)	Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New York Municipals Fund (formerly known as New York Portfolio ) (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (formerly known as Smith Barney Muni Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities, for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin.When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,750,095
Gross unrealized depreciation	(68,001)

Net unrealized appreciation	$46,682,094

At December 31, 2006, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
U.S. Treasury Bond	705	03/07	$80,290,776	$78,563,438	$1,727,338

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007